NOTE RECEIVABLE (Details Narrative) - USD ($)				12 Months Ended
	Aug. 14, 2020	Aug. 07, 2020	Jul. 08, 2020	Mar. 31, 2022	Dec. 31, 2022	Dec. 20, 2022	Oct. 13, 2022	Sep. 02, 2022	Jun. 18, 2020
Short-Term Debt [Line Items]
Debt face amount							$ 25,000	$ 200,000
Debt instrument stated interest rate						12.00%	7.50%	12.00%
Interest receivable					$ 8,000
White River Holdings Corp [Member]
Short-Term Debt [Line Items]
Debt instrument stated interest rate									11.00%
Convertible into shares at value				$ 225,000
Debt instrument additional amount			$ 50,000
Proceeds from sale of collection notes receivable		$ 300,000	$ 25,000
Interest receivable	$ 4,475
White River Holdings Corp [Member] | Assets Purchase Agreement [Member]
Short-Term Debt [Line Items]
Interest receivable	1,500,000
Business combination, consideration transferred	3,500,000
Acquisitions cash paid	$ 1,196,000
Senior Secured Convertible Promissory Note [Member] | White River Holdings Corp [Member]
Short-Term Debt [Line Items]
Debt face amount									$ 225,000
Debt instrument, repurchased face amount									25,000
Debt instrument, collateral amount									$ 200,000